2. Loans: Allowance for Credit Losses on Financing Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 24,680,789	$ 22,010,085	$ 21,360,085
Allowance for Loan and Lease Losses, Provision for Loss, Gross	32,622,546	27,623,368	22,484,582
Allowance for Doubtful Accounts Receivable, Charge-offs	(38,024,773)	(33,938,554)	(30,811,295)
Allowance for Loan and Lease Losses, Recoveries of Bad Debts	9,341,438	8,985,890	8,976,713
Loans and Leases Receivable, Allowance, Ending Balance	28,620,000	24,680,789	22,010,085
Financing Receivable	512,592,704	485,149,825	446,358,300
Financing Receivable, Collectively Evaluated for Impairment	$ 512,592,704	$ 485,149,825	$ 446,358,300